Class A, B, C Prospectus | Alger Mid Cap Growth Fund
Alger Mid Cap Growth Fund
Investment Objective
Alger Mid Cap Growth Fund seeks long-term capital appreciation.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in "Purchasing and Redeeming Fund Shares" beginning on page A-2 of the Fund's Prospectus, in Appendix A – Sales Charge Waivers and Discounts Available from Intermediaries beginning on page A-21 of the Fund's Prospectus, and in the sections "Right of Accumulation (Class A Shares)" and "Letter of Intent (Class A Shares)" on page 25 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A, B, C Prospectus - Alger Mid Cap Growth Fund	Alger Mid Cap Growth Fund Class A		Alger Mid Cap Growth Fund Class B	Alger Mid Cap Growth Fund Class C
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%		none	none
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	1.00%	[1]	5.00%	1.00%
[1]	Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, B, C Prospectus - Alger Mid Cap Growth Fund	Alger Mid Cap Growth Fund Class A	Alger Mid Cap Growth Fund Class B	Alger Mid Cap Growth Fund Class C
Management Fees	0.76%	0.76%	0.76%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.32%	0.29%	0.40%
Total Annual Fund Operating Expenses	1.33%	2.05%	2.16%

Example

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:
Expense Example - Class A, B, C Prospectus - Alger Mid Cap Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Alger Mid Cap Growth Fund Class A	653	924	1,216	2,042
Alger Mid Cap Growth Fund Class B	708	943	1,303	2,195
Alger Mid Cap Growth Fund Class C	319	676	1,159	2,493

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - Class A, B, C Prospectus - Alger Mid Cap Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Alger Mid Cap Growth Fund Class B	208	643	1,103	2,195
Alger Mid Cap Growth Fund Class C	219	676	1,159	2,493

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 99.42% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund focuses on mid-sized companies that Fred Alger Management, Inc. believes demonstrate promising growth potential. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are designed to track the performance of medium-capitalization stocks. At June 30, 2017, the market capitalization of the companies in these indexes ranged from $947.9 million to $30.6 billion. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.

The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Fund may engage in active trading of portfolio securities.

The Fund can invest in foreign securities.

Principal Risks

An investment in the Fund involves risks. The Fund's share price may go down, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Risk — An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk — Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Mid Cap Securities Risk – there may be greater risk in investing in medium-capitalization companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

Foreign Securities Risk – the Fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Annual Total Return for Class A Shares as of December 31 (%)

Best Quarter: Q2 2009 19.64%	Worst Quarter: Q4 2008 -32.40%
The year-to-date total return of the Fund's Class A Shares as of June 30, 2017 was 16.09%.
Average Annual Total Return as of December 31, 2016
Average Annual Returns - Class A, B, C Prospectus - Alger Mid Cap Growth Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception [1]	Average Annual Returns, Inception Date
Alger Mid Cap Growth Fund Class A	(4.49%)	9.70%	3.60%	7.51%	Dec. 31, 1996
Alger Mid Cap Growth Fund Class B	(4.88%)	9.84%	3.51%	7.47%	May 24, 1993
Alger Mid Cap Growth Fund Class C	(1.00%)	9.98%	3.29%	6.93%	Jul. 31, 1997
After Taxes on Distributions | Alger Mid Cap Growth Fund Class A	(4.49%)	9.70%	2.99%	5.95%
After Taxes on Distributions and Sale of Fund Shares | Alger Mid Cap Growth Fund Class A	(2.54%)	7.70%	2.60%	5.54%
Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes)	7.33%	13.51%	7.83%	8.22%	Dec. 31, 1996
[1]	Performance of the Fund's Class C Shares prior to July 31, 1997 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses. Since-inception performance of the Fund's Class B Shares is available upon request.

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares, which are not shown, will vary from those shown for Class A Shares. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.